Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	08/27/2012
Collection Period	05/01/2012 - 07/31/2012

I. Deal Parameters

A	Student Loan Portfolio Characteristics		04/30/2012	07/31/2012
	Principal Balance		$672,861,931.67	$633,353,672.09
	Interest to be Capitalized Balance		9,916,433.61	8,206,552.68

	Pool Balance		$682,778,365.28	$641,560,224.77
	Capitalized Interest Account Balance		$64,000,000.00	$48,000,000.00
	Specified Reserve Account Balance		1,706,945.91	1,603,900.56

	Adjusted Pool(1)		$748,485,311.19	$691,164,125.33
	Weighted Average Coupon (WAC)		5.49%	5.51%
	Weighted Average Remaining Term		186.95	186.57
	Number of Loans		82,454	76,632
	Number of Borrowers		37,194	34,716
	Aggregate Outstanding Principal Balance - Tbill		$26,656,520.58	$25,188,768.68
	Aggregate Outstanding Principal Balance - LIBOR		$-	$-
	Pool Factor		0.852813649	0.801330774
	Since Issued Constant Prepayment Rate		3.95%	5.64%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/25/2012	08/27/2012
	A	78444WAA7	$700,031,123.18	$639,991,980.29

C	Account Balances		05/25/2012	08/27/2012
	Reserve Account Balance		$1,706,945.91	$1,603,900.56
	Capitalized Interest Account Balance		$64,000,000.00	$48,000,000.00

D	Asset / Liability		05/25/2012	08/27/2012
	Adjusted Pool Balance		$748,485,311.19	$691,164,125.33
	Total Notes		$700,031,123.18	$639,991,980.29
	Difference		$48,454,188.01	$51,172,145.04
	Parity Ratio		1.06922	1.07996

Page 2 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

II. Trust Activity 05/01/2012 through		07/31/2012

A	Student Loan Principal Receipts
	Borrower Principal	4,353,244.87
	Guarantor Principal	12,492,391.75
	Consolidation Activity Principal	28,688,925.59
	Seller Principal Reimbursement	5,415.65
	Servicer Principal Reimbursement	(305.13)
	Rejected Claim Repurchased Principal	1,374.46
	Other Principal Deposits	-

	Total Principal Receipts	$45,541,047.19

B	Student Loan Interest Receipts
	Borrower Interest	2,407,647.85
	Guarantor Interest	462,624.09
	Consolidation Activity Interest	511,941.18
	Special Allowance Payments	52,267.57
	Interest Subsidy Payments	1,132,971.13
	Seller Interest Reimbursement	9,239.67
	Servicer Interest Reimbursement	18,510.91
	Rejected Claim Repurchased Interest	21.64
	Other Interest Deposits	137,102.69

	Total Interest Receipts	$4,732,326.73

C	Reserves in Excess of Requirement	$103,045.35

D	Investment Income	$36,980.58

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	16,000,000.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(239,274.75)
	Consolidation Loan Rebate Fees to Dept. of Education	$(1,087,201.46)
	Floor Income Rebate Fees to Dept. of Education	$(2,454,997.59)

M	AVAILABLE FUNDS	$62,631,926.05

N	Non-Cash Principal Activity During Collection Period	$(6,032,787.61)

O	Non-Reimbursable Losses During Collection Period	$297,496.77

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$1,396.10

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

III. 2010-01	Portfolio Characteristics

	07/31/2012				04/30/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	5.36%	3,070	$18,174,660.89	2.870%	5.42%	4,061	$24,757,627.19	3.679%
GRACE	5.53%	1,199	$7,278,261.22	1.149%	4.88%	1,063	$5,346,975.20	0.795%
DEFERMENT	5.34%	15,371	$113,467,454.83	17.915%	5.25%	17,765	$128,162,206.60	19.047%
REPAYMENT: CURRENT	5.21%	28,992	$263,306,701.18	41.573%	5.20%	29,626	$268,692,476.51	39.933%
31-60 DAYS DELINQUENT	5.82%	3,568	$28,484,894.25	4.497%	5.80%	4,203	$31,921,042.72	4.744%
61-90 DAYS DELINQUENT	5.67%	2,235	$14,987,069.04	2.366%	5.96%	2,632	$18,095,579.19	2.689%
91-120 DAYS DELINQUENT	5.78%	1,734	$11,624,921.03	1.835%	6.02%	1,799	$11,675,724.53	1.735%
> 120 DAYS DELINQUENT	5.98%	8,033	$43,115,783.88	6.808%	5.91%	7,024	$36,622,823.72	5.443%
FORBEARANCE	5.99%	9,973	$122,719,014.59	19.376%	6.00%	10,961	$132,548,584.02	19.699%
CLAIMS IN PROCESS	5.97%	2,357	$9,798,276.31	1.547%	6.03%	3,305	$15,004,109.75	2.230%
AGED CLAIMS REJECTED	6.15%	100	$396,634.87	0.063%	4.25%	15	$34,782.24	0.005%

TOTAL		76,632	$633,353,672.09	100.00%		82,454	$672,861,931.67	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

IV. 2010-01 Portfolio Characteristics (cont’d)

	07/31/2012	04/30/2012
Pool Balance	$641,560,224.77	$682,778,365.28
Total # Loans	76,632	82,454
Total # Borrowers	34,716	37,194
Weighted Average Coupon	5.51%	5.49%
Weighted Average Remaining Term	186.57	186.95
Non-Reimbursable Losses	$297,496.77	$241,740.56
Cumulative Non-Reimbursable Losses	$2,129,833.13	$1,832,336.36
Since Issued Constant Prepayment Rate (CPR)	5.64%	3.95%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$1,396.10	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Borrower Interest Accrued	$7,906,800.48	$8,012,025.50
Interest Subsidy Payments Accrued	$1,005,970.00	$1,045,979.28
Special Allowance Payments Accrued	$50,508.56	$48,564.79

Page 5 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.78%	30,784	$99,593,350.74	15.725%
- GSL - Unsubsidized	5.30%	23,110	112,991,784.85	17.840%
- PLUS (2) Loans	8.21%	1,111	13,122,083.12	2.072%
- SLS (3) Loans	3.40%	724	5,307,788.06	0.838%
- Consolidation Loans	5.68%	20,903	402,338,665.32	63.525%

Total	5.51%	76,632	$633,353,672.09	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.13%	44,446	$198,441,818.48	31.332%
- Two Year	5.62%	9,651	27,766,406.19	4.384%
- Technical	6.10%	1,627	4,792,317.52	0.757%
- Other	5.68%	20,908	402,353,129.90	63.527%

Total	5.51%	76,632	$633,353,672.09	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$62,631,926.05

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$24,000.00	$62,607,926.05

B	Primary Servicing Fee	$116,070.50	$62,491,855.55

C	Class A Noteholders’ Interest Distribution Amount	$2,452,712.66	$60,039,142.89

D	Class A Noteholders’ Principal Distribution Amount	$57,248,486.62	$2,790,656.27

E	Reserve Account Reinstatement	$-	$2,790,656.27

F	Additional Principal Distribution Amount	$2,790,656.27	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$700,031,123.18
Index	LIBOR
Spread/Fixed Rate	0.88%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	5/25/2012
Accrual Period End	8/27/2012
Daycount Fraction	0.26111111
Interest Rate*	1.34185%
Accrued Interest Factor	0.003503719
Current Interest Due	$2,452,712.66
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$2,452,712.66
Interest Paid	$2,452,712.66
Interest Shortfall	$-
Principal Paid	$60,039,142.89
Ending Principal Balance	$639,991,980.29
Paydown Factor	0.070221220
Ending Balance Factor	0.748528632

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Page 8 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$700,031,123.18
	Adjusted Pool Balance	$691,164,125.33
	Overcollateralization Amount	$48,381,488.77
	Principal Distribution Amount	$57,248,486.62
	Principal Distribution Amount Paid	$60,039,142.89
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,706,945.91
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,706,945.91
	Required Reserve Acct Balance	$1,603,900.56
	Release to Collection Account	$103,045.35
	Ending Reserve Account Balance	$1,603,900.56
C	Capitalized Interest Account
	Beginning Period Balance	$64,000,000.00
	Transfers to Collection Account	$16,000,000.00
	Ending Balance	$48,000,000.00

Page 9 of 9	Trust 2010 - 01 Quarterly Servicing Report: Collection Period 05/01/2012 - 07/31/2012, Distribution Date 08/27/2012